Capital and Other Components of Equity - Summary of Warrants (Parenthetical) (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Warrants IFF
Class Of Warrant Or Right [Line Items]
Number of warrants granted								57,143
Warrants exercise price								$ 420
Warrants expiring date								Nov. 07, 2024
Description of vesting requirements for share-based payment arrangement		The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered				The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.
Value of warrants recognized as expense during period	$ 0		$ 60,965	$ 0	$ 153,650	$ 178,917	$ 822,316
Warrants AMI
Class Of Warrant Or Right [Line Items]
Number of warrants granted								119,286
Warrants exercise price								$ 280
Description of vesting requirements for share-based payment arrangement		The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered				The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.
Value of warrants recognized as expense during period		$ 0				$ 0	$ 1,113,884
Warrants AMI | Warrants Expiring on October 3, 2024
Class Of Warrant Or Right [Line Items]
Number of warrants granted								85,715
Warrants expiring date								Oct. 03, 2024
Warrants AMI | Warrants Expiring on February 5, 2025
Class Of Warrant Or Right [Line Items]
Number of warrants granted								33,572
Warrants expiring date								Feb. 05, 2025